Loans Receivable, Net (Summary of loans restructured as Troubled Debt Restructurings) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan
Financing Receivable, Modifications [Line Items]
Financing Receivable Restructured, Number of Contracts | loan			7
Financing Receivable, Pre Modification Recorded Investment			$ 958,460
Financing Receivable, Post Modification Recorded Investment			$ 958,460
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period | loan	0	0	2
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	$ 0	$ 0	$ 30,713
Commercial Real Estate 1 [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable Restructured, Number of Contracts | loan			6
Financing Receivable, Pre Modification Recorded Investment			$ 922,000
Financing Receivable, Post Modification Recorded Investment			$ 922,000
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period | loan	0	0	2
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	$ 0	$ 0	$ 30,713